CONTINGENCIES	6 Months Ended
May 31, 2022
Contingencies
CONTINGENCIES

25.       CONTINGENCIES

On December 1, 2021, a consultant commenced an action against the Company in which the Plaintiff claims that the Company is in breach of contract and owes the consultant 175,000 common shares of the Company and $500,000, or alternatively, 250,000 common shares of the Company valued at $500,000. The Plaintiff is also requesting a judgement for costs, interest, and special damages. In December 2021, the Company filed a Response to Civil Claim denying the Plaintiffs’ claims for which the Plaintiff filed a Reply. The litigation is at an early stage.